Leases (Tables)	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
Summary of Right of Use Assets
The following right-of-use assets relate to right-of-use real estate:

As at	March 31,
	2023	2022
	$	$
Beginning balance	15,146	11,118
Additions	428	7,117
Depreciation	(3,729)	(2,867)
Impairment (a)	(2,923)	—
Reassessments (b)	—	(161)
Exchange rate effect	431	(61)
Net carrying amount	9,353	15,146

(a) During the year ended March 31, 2023, the Group recorded impairment charges against certain real estate right-of-use assets, in the context of on-going review of its real estate strategy following the integration of acquisitions and changes in working conditions in order to reduce the Group's footprint, realize synergies and improve the cost structure of the combined business. As a result, an impairment charge of $939,000 is presented in integration costs and the balance, in the amount of $1,984,000, is presented in selling, general and administrative expenses.
(b) During the year ended March 31, 2022, the Group entered into an agreement to sublease a portion of its office space to a subtenant. The sublease resulted in the derecognition of the right-of-use asset associated with the office space and the recognition of a long-term lease receivable, included in other assets, in the amounts of $849,000.

Summary of Lease Liabilities
Lease liabilities

As at	March 31,
	2023	2022
	$	$
Beginning balance	21,263	15,459
Additions	428	8,647
Lease payments	(4,478)	(3,413)
Lease interest	825	725
Reassessments	—	(88)
Exchange rate effect	478	(67)
Ending balance	18,516	21,263
Current portion	3,873	3,510
	14,643	17,753

Contractual Lease Payments Under Lease Liabilities
Contractual lease payments under the lease liabilities as at March 31, 2023 are as follows:

As at	March 31, 2023
$
Less than one year	4,545
One to two years	5,219
Two to five years	7,197
More than five years	3,538
Total undiscounted lease payments at period end	20,499

Amounts Recognized in Net Loss	Amounts recognized in net loss

Year ended	March 31,
	2023	2022
	$	$
Interest on lease liabilities	825	725
Common area maintenance	2,323	2,766
	3,148	3,491